Employee benefit expenses	12 Months Ended
Dec. 31, 2023
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Employee benefit expenses

8.Employee benefit expenses

	31 December 2023	31 December 2022	31 December 2021
Wages and salaries (*)	13,836,698	9,691,385	10,477,300
Defined benefit plans (**)	306,677	138,841	163,294
Defined contribution plans	75,500	105,964	109,411
	14,218,875	9,936,190	10,750,005
(*)	Wages and salaries include compulsory social security contributions, bonuses and share based payments.
(**)

Remeasurements of defined benefit plans for the years ended 31 December 2023, 2022 and 2021 amounting to TL 149,757, TL 1,824,873 and TL 541,628 respectively are reflected in other comprehensive income.

Employee benefit expenses are recognized in cost of revenue, selling and marketing expenses and administrative expenses.